Rational Special Situations Income Fund

a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Rational Special Situations Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on July 18, 2019, (SEC Accession No. 0001580642-19-003265).